INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Gross operating loss carry forward	$ 33,522,769	$ 27,672,692
Increase in tax asset valuation allowance	1,413,637
Potential tax benefit arising from net operating loss carryforward	4,357,876
Potential tax benefit arising from net operating loss carryforward within annual usage limitations	$ 3,848,467